Sale of Small U.S. Hydro Facilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Operating Results and Cash Flows from Discontinued Operations

The summary of operating results and cash flows from discontinued operations for the years ended December 31 is as follows:

	2012	2011
Non-regulated energy sales	2,870	5,921
Operating and administrative expenses	3,241	4,402
Depreciation of property, plant and equipment	1,279	1,405
Interest expense	4	4
Loss on sale of assets	253	—
Write-down of long-lived assets	—	1,354

Loss from discontinued operations, before income taxes	(1,907)	(1,244)
Income tax recovery	750	492

Loss from discontinued operations, net of income taxes	(1,157)	(752)
Add:
Depreciation of property, plant and equipment	1,279	1,405
Loss on sale of assets	253	—
Write-down of long-lived assets	—	1,354
Less:
Income tax recovery	(750)	(492)

Net cash (outflow) inflow from discontinued operations	(375)	1,515

Assets Held for Sale	Assets held-for-sale as at December 31, were as follows:

	2012	2011
Property, plant and equipment	24,390	25,847